Property, Plant And Equipment	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

At December 31, 2016 and 2015, property, plant and equipment consisted of the following:

	2016	2015
Land	$68.560	$65.076
Buildings and improvements	3.159.699	2.758.018
Machinery and equipment	4.379.553	4.070.878
Machinery, equipment and rental equipment under capitalized leases	88.079	69.179
Construction in progress	466.217	445.431
	8.162.108	7.408.582
Accumulated depreciation	(4.388.895)	(3.983.008)
Property, plant and equipment, net	$3.773.213	$3.425.574

Depreciation expense for property, plant and equipment amounted to $657.518, $606.964 and $600.845 for the years ended December 31, 2016, 2015, and 2014, respectively.

Included in machinery and equipment at December 31, 2016 and 2015 were $670.258 and $628.140, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

Accumulated depreciation related to machinery, equipment and rental equipment under capital leases was $43.198 and $32.339 at December 31, 2016 and 2015, respectively.